Annual Total Returns- Alger Small Cap Growth Institutional Fund - IR (Class I R Shares) [BarChart] - Class I R Shares - Alger Small Cap Growth Institutional Fund - IR - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.91%)	12.43%	34.18%	(0.25%)	(3.32%)	7.13%	28.43%	0.02%	29.78%	64.87%